Segment information - Goodwill Rollfoward by Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Roll Forward]
Goodwill, beginning balance	$ 111,487	$ 0
Goodwill acquired during the year		111,946
Adjustments to goodwill	0	(459)
Impairment		0
Goodwill, ending balance	111,487	111,487
Distribution
Goodwill [Roll Forward]
Goodwill, beginning balance	88,074	0
Goodwill acquired during the year		88,437
Adjustments to goodwill	0	(363)
Impairment		0
Goodwill, ending balance	88,074	88,074
Underwriting
Goodwill [Roll Forward]
Goodwill, beginning balance	23,413	0
Goodwill acquired during the year		23,509
Adjustments to goodwill	0	(96)
Impairment		0
Goodwill, ending balance	$ 23,413	$ 23,413